BUSINESS COMBINATIONS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Dec. 22, 2022	Dec. 22, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Investment property acquired			$ 51,515	$ 34,149	$ 138,343	$ 32,479
Property [Member] | Director [Member]
Business Combination [Line Items]
Investment property acquired						$ 420,225
StarFIN Holdings Limited [Member]
Business Combination [Line Items]
Equity interest acquired	100.00%	100.00%
Shares issued in acquisition, shares	8,232,038	8,232,038
Shares issued in acquisition, value	$ 9,055,242
Fair value of consideration	$ 9,055,242